Short-term and long-term borrowings (Details) - 4.6% Senior Notes $ in Thousands	1 Months Ended
	May 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jan. 01, 2023 USD ($)	Nov. 26, 2018 loan
Disclosure of detailed information about borrowings [line items]
Long-term borrowings		$ 34,014	$ 38,778	$ 39,454
Borrowings, interest rate					4.60%
Number of borrowings extended | loan					3
Interest expense on borrowings	$ 9,600
Borrowings term	2 years